Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (0.5%)
	NewMarket Corp.	1,008	578
Consumer Discretionary (11.4%)
	Walmart Inc.	22,866	1,766
	TJX Cos. Inc.	14,949	1,753
	Electronic Arts Inc.	11,182	1,698
	Murphy USA Inc.	3,180	1,653
*	O'Reilly Automotive Inc.	1,330	1,503
*	Stride Inc.	15,700	1,293
	McDonald's Corp.	3,594	1,038
*	Spotify Technology SA	2,554	876
	Laureate Education Inc.	35,435	546
*	AutoZone Inc.	150	477
*	Ollie's Bargain Outlet Holdings Inc.	3,644	326
	Rollins Inc.	6,185	310
	Marcus Corp.	20,364	288
*	Deckers Outdoor Corp.	288	276
*	Grand Canyon Education Inc.	1,906	276
*	QuinStreet Inc.	12,799	245
*	Daily Journal Corp.	259	129
*	Atlanta Braves Holdings Inc. Class C	2,752	118
*	Atlanta Braves Holdings Inc. Class A	2,421	110
			14,681
Consumer Staples (11.4%)
	Coca-Cola Co.	27,043	1,960
	McKesson Corp.	3,346	1,877
	Cencora Inc.	7,702	1,845
	Procter & Gamble Co.	10,744	1,843
	Church & Dwight Co. Inc.	17,940	1,828
	Colgate-Palmolive Co.	13,982	1,489
	General Mills Inc.	15,379	1,112
	Flowers Foods Inc.	22,518	523
	Hershey Co.	2,612	504
	Mondelez International Inc. Class A	5,258	377
	Altria Group Inc.	6,579	354
	John B Sanfilippo & Son Inc.	3,552	337
	J & J Snack Foods Corp.	1,521	259
	Fresh Del Monte Produce Inc.	7,150	209
	PepsiCo Inc.	363	63
	Lancaster Colony Corp.	320	55
			14,635
Energy (4.5%)
	Exxon Mobil Corp.	14,471	1,707
	Chevron Corp.	8,453	1,251
	Williams Cos. Inc.	23,982	1,098
	DTE Midstream LLC	6,152	483
	Diamondback Energy Inc.	2,379	464
*	Gulfport Energy Corp.	2,222	322
	Kinder Morgan Inc.	12,617	272
	Phillips 66	1,074	151
			5,748
Financials (8.5%)
	Progressive Corp.	8,047	2,029
	CME Group Inc.	6,748	1,456
	Cboe Global Markets Inc.	7,027	1,443
	Safety Insurance Group Inc.	11,288	1,000
	White Mountains Insurance Group Ltd.	438	808
	Willis Towers Watson plc	2,630	768
	Arthur J Gallagher & Co.	1,738	508

Vanguard® U.S. Minimum Volatility ETF
		Shares	Market Value ($000)
	Travelers Cos. Inc.	2,225	507
	First Financial Corp.	10,499	469
	RLI Corp.	2,688	414
*	Berkshire Hathaway Inc. Class B	758	361
	AMERISAFE Inc.	5,999	301
	Tradeweb Markets Inc. Class A	1,402	166
	Donegal Group Inc. Class A	9,604	146
	Chubb Ltd.	347	99
	Unum Group	1,291	72
	JPMorgan Chase & Co.	311	70
*	Columbia Financial Inc.	3,545	63
	Peoples Bancorp of North Carolina Inc.	2,148	63
*	Greenlight Capital Re Ltd. Class A	4,452	62
	CNA Financial Corp.	1,023	53
	Employers Holdings Inc.	921	44
*	California BanCorp	2,857	43
	First Financial Northwest Inc.	1,402	32
			10,977
Health Care (13.1%)
	Merck & Co. Inc.	16,219	1,921
	Johnson & Johnson	11,566	1,918
*	Regeneron Pharmaceuticals Inc.	1,476	1,749
	AbbVie Inc.	8,277	1,625
	HealthStream Inc.	40,365	1,172
	Gilead Sciences Inc.	13,676	1,080
	UnitedHealth Group Inc.	1,764	1,041
	Eli Lilly & Co.	1,071	1,028
*	Boston Scientific Corp.	12,302	1,006
	Chemed Corp.	1,584	929
	Cardinal Health Inc.	8,036	906
	Amgen Inc.	2,150	718
*	Prestige Consumer Healthcare Inc.	7,972	595
	Abbott Laboratories	3,129	354
*	Exelixis Inc.	10,973	286
*	HealthEquity Inc.	3,121	248
	Cigna Group	443	160
*	Vertex Pharmaceuticals Inc.	96	48
*	Neurocrine Biosciences Inc.	327	42
			16,826
Industrials (9.5%)
	Lockheed Martin Corp.	3,323	1,888
	Northrop Grumman Corp.	3,078	1,610
	General Dynamics Corp.	5,203	1,558
*	Kirby Corp.	12,372	1,484
*	FTI Consulting Inc.	5,941	1,356
	RTX Corp.	9,853	1,215
	Matson Inc.	4,363	603
	International Seaways Inc.	9,851	511
	Visa Inc. Class A	1,755	485
	AptarGroup Inc.	2,179	334
	Ennis Inc.	11,637	278
	Cass Information Systems Inc.	6,369	277
	Accenture plc Class A	789	270
	Teekay Tankers Ltd. Class A	3,796	216
*	OSI Systems Inc.	584	87
	SFL Corp. Ltd.	3,945	47
			12,219
Real Estate (0.2%)
*	Equity Commonwealth	13,249	268
Technology (24.0%)
	Texas Instruments Inc.	9,179	1,968
	Analog Devices Inc.	8,350	1,961
*	CommVault Systems Inc.	12,452	1,935
	International Business Machines Corp.	9,483	1,917
	Amdocs Ltd.	21,978	1,911
	Roper Technologies Inc.	3,303	1,831
	Microsoft Corp.	4,186	1,746
	NetApp Inc.	14,336	1,731

Vanguard® U.S. Minimum Volatility ETF
		Shares	Market Value ($000)
	HP Inc.	34,691	1,255
*	Veeco Instruments Inc.	32,525	1,154
*	Cirrus Logic Inc.	7,083	1,032
	Dolby Laboratories Inc. Class A	14,107	1,007
*	Blackbaud Inc.	10,779	901
	Alphabet Inc. Class A	5,339	872
	Broadcom Inc.	5,117	833
*	Insight Enterprises Inc.	3,627	787
	Apple Inc.	3,200	733
*	N-Able Inc.	53,764	691
	Alphabet Inc. Class C	4,007	662
	Meta Platforms Inc. Class A	1,136	592
*	Yelp Inc.	16,785	586
*	GoDaddy Inc. Class A	3,362	563
*	CCC Intelligent Solutions Holdings Inc.	45,918	495
	NVE Corp.	5,684	476
*	Qorvo Inc.	3,756	435
*	Vertex Inc. Class A	10,642	412
	QUALCOMM Inc.	2,069	363
	Leidos Holdings Inc.	2,100	333
	Immersion Corp.	30,988	291
*	MACOM Technology Solutions Holdings Inc.	2,462	269
	Hackett Group Inc.	7,531	200
	Sapiens International Corp. NV	5,350	195
	Universal Display Corp.	939	182
	Applied Materials Inc.	574	113
	KLA Corp.	121	99
	PC Connection Inc.	1,297	95
	Cognizant Technology Solutions Corp. Class A	1,143	89
*	Akamai Technologies Inc.	492	50
	Micron Technology Inc.	322	31
*	Everspin Technologies Inc.	4,091	23
			30,819
Telecommunications (7.5%)
	T-Mobile US Inc.	9,752	1,938
	Cisco Systems Inc.	32,463	1,641
	IDT Corp. Class B	39,823	1,528
	AT&T Inc.	76,207	1,516
	InterDigital Inc.	10,342	1,433
	Verizon Communications Inc.	30,828	1,288
	Spok Holdings Inc.	13,524	201
	Motorola Solutions Inc.	85	37
			9,582
Utilities (8.9%)
	Consolidated Edison Inc.	18,417	1,870
	Duke Energy Corp.	15,976	1,820
	Southern Co.	19,794	1,710
	Republic Services Inc.	7,533	1,568
	Waste Management Inc.	7,219	1,531
	MGE Energy Inc.	13,519	1,172
	FirstEnergy Corp.	21,420	941
	WEC Energy Group Inc.	5,189	483
	Ameren Corp.	3,065	253
	DTE Energy Co.	358	45
	CMS Energy Corp.	527	36
			11,429
Total Common Stocks (Cost $106,223)			127,762
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.373% (Cost $2)	19	2
Total Investments (99.5%) (Cost $106,225)			127,764
Other Assets and Liabilities—Net (0.5%)			674
Net Assets (100%)			128,438
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® U.S. Minimum Volatility ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2024	16	453	11
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.